OFI Global Asset Management, Inc.

Two World Financial Center

225 Liberty Street, 11th Floor

New York, NY 10281-1008

April 1, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC, 20549

Re:	Oppenheimer Rochester Limited Term New York Fund,
a Series of Rochester Portfolio Series (the “Registrant”)
Reg. No. 33-41511; File No. 811-6332

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on March 27, 2013.

Sincerely,

/s/ Carolyn Liu-Hartman

Carolyn Liu-Hartman

Assistant Vice-President and Assistant Counsel

212.323.5905

cliuhartman@oppenheimerfunds.com

cc:	Kramer Levin Naftalis & Frankel LLP
KPMG LLP
Gloria LaFond
Edward Gizzi, Esq.